BASIS OF PRESENTATION	90 Months Ended
Oct. 31, 2011
BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

The accompanying unaudited interim consolidated financial statements as of October 31, 2011 and 2010 and for the three and nine months then ended have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission and on the same basis as the annual audited financial statements. The consolidated financial statements as of and for the three and nine months ended October 31, 2011 and 2010 are unaudited. In the opinion of management, these consolidated financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results for interim periods are not necessarily indicative of results for the entire year. The balance sheet at January 31, 2011 has been derived from audited financial statements; however, the notes to the consolidated financial statements do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended January 31, 2011 as filed with the SEC.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. All material intercompany balances and transactions have been eliminated.